Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 06, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Feb. 08, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Jun. 16, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	May 07, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Apr. 10, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 01, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000242847
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 15,620	$ 15,476	$ 15,150	$ 14,415	$ 13,627	$ 13,742	$ 14,618	$ 14,877	$ 14,347	$ 14,718	$ 13,859	$ 13,929	$ 13,602	$ 13,278	$ 13,156	$ 12,658	$ 12,093	$ 12,579	$ 12,212	$ 11,534	$ 11,295	$ 10,811	$ 9,880	$ 10,150	$ 10,641	$ 10,786	$ 10,384	$ 10,000
C000219749
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 23,343	23,091	22,491	21,142	19,470	19,382	20,713	20,913	20,599	21,520	20,336	20,301	19,902	19,441	19,201	18,563	17,539	18,598	17,886	16,844	16,330	15,393	13,830	14,152	14,983	15,110	14,662		$ 13,721	$ 13,541	$ 13,449	$ 13,006	$ 13,275	$ 12,408	$ 13,061	$ 12,103	$ 11,274	$ 12,418	$ 13,094	$ 11,957	$ 13,007	$ 13,062	$ 14,300	$ 13,959		$ 14,515	$ 15,729	$ 15,177	$ 15,325	$ 14,369	$ 15,134	$ 14,757	$ 14,411	$ 13,963	$ 13,891	$ 13,126	$ 12,667	$ 12,256	$ 12,375	$ 11,962	$ 10,763	$ 11,012	$ 11,420	$ 10,602	$ 10,051	$ 10,000
C000174221
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 33,490	32,833	32,128	30,585	28,700	28,879	30,712	31,279	30,439	31,243	29,402	29,739	29,086	28,420	28,011	27,067	25,836	26,943	26,115	24,828	24,483	23,390	21,330	21,845	22,990	23,372	22,589		21,220	21,139	20,892	20,202	20,733	19,474	20,726	19,625	18,169	20,067	20,914	19,117	20,867	20,891	22,975	22,227		22,958	24,409	23,489	23,783	22,208	23,322	22,636	22,145	21,557	21,427	20,375	19,626	19,141	19,253	18,526	16,576	17,004	17,707	16,452	15,542		$ 15,173	$ 14,418	$ 12,748	$ 14,516	$ 15,804	$ 15,718	$ 15,246	$ 14,685	$ 14,337	$ 14,076	$ 14,352	$ 14,133	$ 13,190		$ 14,107	$ 13,547	$ 13,274	$ 12,848	$ 11,889	$ 13,076	$ 12,768	$ 13,782	$ 13,721	$ 13,279	$ 12,786	$ 12,678	$ 12,402		$ 12,347	$ 12,641	$ 13,121	$ 12,402	$ 12,298	$ 11,982	$ 11,659	$ 11,455	$ 11,417	$ 11,201	$ 11,137	$ 10,989	$ 10,859	$ 10,833	$ 10,416	$ 10,228	$ 10,000
C000240124
Account Value [Line Items]
Account Value	$ 19,550	19,319	18,543	17,587	16,015	15,659	17,179	17,870	17,669	17,440	16,307	16,428	16,042	15,757	16,040	15,003	14,098	14,741	14,527	13,582	13,297	12,755	11,415	11,642	12,372	12,428	12,013		11,232	10,716	10,587	9,850	10,000
C000199548
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 19,069	18,068	17,775	16,980	16,056	16,471	17,632	18,610	17,965	19,461	17,643	17,812	17,550	17,615	16,345	16,576	15,878	17,043	16,399	15,524	16,061	14,437	13,237	14,144	15,039	15,652	14,885		13,725	13,992	14,204	14,894	15,107	13,691	14,562	13,977	12,696	13,957	14,341	12,975	14,272	14,287	15,638	15,437		15,272	16,540	15,981	16,676	15,952	16,425	16,136	16,454	16,226	16,254	15,664	15,345	14,443	13,862	12,844	11,019	10,720	11,028	10,507	10,092		9,790	9,211	8,012	10,246	11,253	11,574	11,246	10,843	10,643	10,446	10,888	10,741	10,040		10,839	10,469	10,567	10,071	9,005	10,160	9,963	11,099	11,316	10,828	10,639	10,530	9,976	$ 10,000
C000240126
Account Value [Line Items]
Account Value	$ 12,925	12,561	12,511	11,993	11,668	12,117	12,437	12,360	11,873	12,731	12,062	12,277	12,043	11,709	11,122	11,129	10,833	11,302	10,773	10,412	10,391	9,857	9,175	9,459	9,862	10,138	9,783		9,238	9,645	9,537	9,615	10,000
C000211558
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 25,021	24,665	24,012	22,947	21,222	21,189	22,540	23,072	22,676	23,409	22,089	22,319	21,815	21,389	21,317	20,562	19,614	20,551	19,824	18,776	18,367	17,602	15,957	16,368	17,236	17,314	16,736		15,695	15,543	15,390	14,793	15,154	14,230	15,136	14,187	13,223	14,526	15,281	14,114	15,244	15,348	16,796	16,186		16,745	17,849	17,128	17,420	15,928	16,753	16,253	15,790	15,385	15,261	14,506	13,876	13,454	13,564	13,075	11,784	12,122	12,555	11,674	11,211		11,029	10,476	9,317	10,645	11,518	11,422	11,100	10,712	10,517	10,338	10,446	10,252	9,626	$ 10,000
C000232922
Account Value [Line Items]
Account Value	$ 14,246	14,034	13,777	13,188	12,309	12,313	13,173	13,497	13,310	13,538	12,762	12,970	12,667	12,298	12,108	11,624	11,007	11,584	11,384	10,809	10,692	10,168	9,206	9,477	10,055	10,202	9,907		9,284	9,138	9,035	8,668	8,854	8,237	8,809	8,363	7,866	8,658	9,128	8,257	8,911	9,014	10,026	9,684	$ 10,000
C000108744
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 13,167	13,074	13,587	12,988	11,965	11,208	11,331	11,435	11,226	11,619	11,554	12,427	12,244	12,078	11,079	11,612	10,690	10,900	10,362	10,478	10,779	9,871	8,866	9,513	10,008	10,423	9,856		9,784	10,278	9,734	9,987	10,171	9,349	9,572	8,413	7,805	9,136	10,249	9,471	10,760	10,811	11,563	11,918		12,569	13,620	12,793	13,590	13,398	14,402	13,808	13,444	14,055	13,672	12,873	12,648	11,951	12,048	10,995	9,396	9,529	10,079	9,362	8,966		8,982	8,787	7,819	10,513	11,863	12,345	11,429	11,000	10,359	9,891	10,158	10,486	10,263		11,031	10,526	10,597	10,204	9,190	9,708	10,106	11,148	11,391	11,565	11,610	11,714	11,762		11,359	11,244	11,964	11,554	11,083	11,044	10,853	10,335	10,457	10,024	10,260	10,066	9,324	9,181	8,976	8,779		$ 8,597	$ 8,411	$ 9,107	$ 9,034	$ 8,889	$ 8,411	$ 9,811	$ 9,540	$ 9,416	$ 8,800	$ 8,897	$ 9,853	$ 9,966	$ 10,049	$ 9,631	$ 10,000
C000108737
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 19,607	18,907	19,249	18,449	17,586	16,607	16,213	15,596	14,677	15,019	15,927	16,937	16,644	15,888	15,726	16,428	15,365	15,168	15,006	15,236	15,492	14,673	13,426	13,828	14,617	14,849	14,893		14,845	16,061	15,848	15,762	16,109	15,498	15,574	13,739	12,913	14,396	14,976	14,314	15,731	15,291	16,048	16,097		17,823	18,837	17,837	18,654	18,214	20,233	20,237	19,171	19,395	18,644	17,338	17,377	17,518	17,135	16,525	14,400	15,266	15,640	14,589	13,451		13,264	12,227	10,945	12,975	14,042	14,016	13,382	13,517	13,298	12,967	13,345	13,702	12,754		13,606	13,491	13,568	13,355	12,342	12,534	13,125	14,504	14,609	14,361	14,291	14,482	14,715		14,184	14,353	14,150	13,339	13,245	13,262	13,555	13,393	13,279	13,030	13,015	12,263	11,451	11,003	10,840	10,820		10,291	10,553	11,302	10,860	10,821	10,206	10,300	10,271	10,255	9,626	10,144	10,546	10,572	10,511	9,668	10,000
C000087779
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 19,330	18,801	19,333	18,562	17,396	16,833	17,158	16,938	16,526	16,813	17,629	19,133	19,387	19,341	17,977	19,324	18,379	19,081	18,187	17,184	16,819	15,668	14,219	14,876	15,950	16,458	15,794		14,968	15,323	14,926	14,214	14,194	12,546	12,719	11,426	10,177	11,510	11,695	10,998	12,774	12,495	12,948	14,086		14,931	15,419	14,176	15,841	15,680	16,481	15,583	15,341	16,044	15,397	14,793	13,675	12,993	13,570	12,746	11,000	10,856	11,374	10,824	10,062		9,841	9,275	8,467	10,742	11,789	12,248	11,841	11,336	10,743	10,369	10,680	11,014	10,679		11,217	10,781	10,783	10,349	9,674	10,253	10,690	11,625	11,980	12,086	12,179	12,351	12,123		11,946	11,867	12,541	12,244	11,870	11,857	11,796	11,157	11,124	10,984	11,053	10,654	10,141	9,909	9,740	9,522		9,205	9,132	9,607	9,788	9,385	8,956	10,190	9,993	10,097	9,394	9,506	10,234	10,032	9,799	9,517	10,000
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 15,657	15,357	15,014	14,281	13,416	13,485	14,319	14,550	14,929	15,322	14,417	13,739	13,445	13,131	13,712	13,235	12,630	12,467	12,085	12,122	11,927	11,391	10,410	10,656	11,180	11,374	10,994	10,000
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 22,248	21,822	21,334	20,293	19,064	19,162	20,346	20,675	21,214	21,772	20,486	19,523	19,105	18,658	19,484	18,806	17,947	17,715	17,172	17,225	16,948	16,187	14,792	15,142	15,887	16,162	15,622		14,645	14,550	14,368	13,877	13,455	13,338	14,171	13,439	12,449	13,725	14,286	13,067	14,247	14,279	15,701	15,169		15,626	16,560	15,932	16,095	15,044	15,790	15,339	14,982	14,575	14,503	13,755	13,257	12,920	13,041	12,524	11,225	11,524	11,332	10,537	10,506	10,000
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 34,301	33,644	32,892	31,286	29,391	29,543	31,368	31,876	32,706	33,566	31,585	30,099	29,455	28,766	30,039	28,994	27,669	27,311	26,475	26,556	26,130	24,955	22,805	23,345	24,493	24,918	24,085		22,578	22,432	22,151	21,394	20,744	20,563	21,848	20,720	19,193	21,160	22,025	20,146	21,965	22,015	24,206	23,387		24,091	25,531	24,563	24,814	23,194	24,344	23,648	23,099	22,470	22,360	21,206	20,438	19,920	20,106	19,308	17,305	17,767	17,471	16,246	16,197		15,835	15,053	12,601	14,430	16,611	16,565	16,092	15,510	15,179	14,915	15,183	14,954	13,975		14,916	14,340	14,078	13,620	12,585	13,832	13,566	14,575	14,509	14,042	13,554	13,463	13,140		13,088	13,415	13,925	13,170	13,028	12,643	12,361	12,115	12,078	11,837	11,765	11,608	11,484	11,467	11,032	10,806	10,000
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 27,498	26,971	26,369	25,082	23,562	23,684	25,147	25,554	26,220	26,909	25,321	24,130	23,614	23,061	24,082	23,244	22,181	21,895	21,224	21,289	20,948	20,006	18,283	18,715	19,636	19,976	19,309		18,100	17,983	17,758	17,151	16,630	16,485	17,515	16,611	15,387	16,964	17,657	16,151	17,609	17,649	19,406	18,749		19,313	20,468	19,691	19,893	18,594	19,516	18,959	18,518	18,014	17,925	17,001	16,385	15,969	16,118	15,479	13,873	14,244	14,006	13,024	12,985		12,695	12,068	10,102	11,568	13,317	13,279	12,901	12,434	12,169	11,957	12,172	11,988	11,204		11,958	11,496	11,286	10,919	10,089	11,089	10,876	11,685	11,631	11,258	10,866	10,793	10,534	10,000
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 24,833	24,357	23,813	22,651	21,278	21,388	22,710	23,077	23,678	24,301	22,867	21,791	21,325	20,826	21,748	20,991	20,032	19,773	19,167	19,226	18,917	18,067	16,511	16,901	17,733	18,040	17,437		16,346	16,240	16,037	15,489	15,018	14,887	15,818	15,001	13,896	15,319	15,945	14,586	15,902	15,938	17,525	16,931		17,442	18,484	17,783	17,965	16,792	17,625	17,121	16,723	16,268	16,188	15,353	14,797	14,422	14,556	13,979	12,529	12,863	12,648	11,761	11,726		11,464	10,898	9,123	10,447	12,026	11,992	11,650	11,229	10,990	10,798	10,992	10,826	10,118	10,000
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 20,293	19,613	19,669	19,024	18,190	17,557	17,596	17,356	16,684	17,014	17,169	18,055	17,582	17,095	16,708	16,724	16,252	16,525	16,048	15,652	15,809	15,052	13,809	14,404	14,873	15,577	14,968		14,325	14,866	14,612	14,264	14,782	13,673	13,776	12,322	11,964	13,293	13,734	13,280	14,530	14,426	15,393	15,368		15,679	16,279	15,632	16,370	15,988	16,517	16,209	16,480	16,570	16,085	15,625	15,430	15,130	15,097	14,323	12,625	12,902	13,228	12,685	12,143		11,618	11,250	10,457	12,228	13,278	13,644	13,078	12,963	12,526	12,212	12,601	12,755	12,031		12,713	12,386	12,313	12,077	11,228	11,761	11,651	12,682	12,625	12,894	12,593	12,834	13,138		12,931	13,164	13,815	13,086	12,800	12,697	12,462	12,235	12,172	11,739	11,703	11,335	11,097	10,823	10,653	10,289		10,032	10,270	10,419	10,292	10,228	9,746	9,897	10,067	9,809	9,072	9,176	9,846	10,035	10,247	9,537	10,000
MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 20,293	19,613	19,669	19,024	18,190	17,557	17,596	17,356	16,684	17,014	17,169	18,055	17,582	17,095	16,708	16,724	16,252	16,525	16,048	15,652	15,809	15,052	13,809	14,404	14,873	15,577	14,968		14,325	14,866	14,612	14,264	14,782	13,673	13,776	12,322	11,964	13,293	13,734	13,280	14,530	14,426	15,393	15,368		15,679	16,279	15,632	16,370	15,988	16,517	16,209	16,480	16,570	16,085	15,625	15,430	15,130	15,097	14,323	12,625	12,902	13,228	12,685	12,143		11,618	11,250	10,457	12,228	13,278	13,644	13,078	12,963	12,526	12,212	12,601	12,755	12,031		12,713	12,386	12,313	12,077	11,228	11,761	11,651	12,682	12,625	12,894	12,593	12,834	13,138		12,931	13,164	13,815	13,086	12,800	12,697	12,462	12,235	12,172	11,739	11,703	11,335	11,097	10,823	10,653	10,289		10,032	10,270	10,419	10,292	10,228	9,746	9,897	10,067	9,809	9,072	9,176	9,846	10,035	10,247	9,537	10,000
MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 20,293	19,613	19,669	19,024	18,190	17,557	17,596	17,356	16,684	17,014	17,169	18,055	17,582	17,095	16,708	16,724	16,252	16,525	16,048	15,652	15,809	15,052	13,809	14,404	14,873	15,577	14,968		14,325	14,866	14,612	14,264	14,782	13,673	13,776	12,322	11,964	13,293	13,734	13,280	14,530	14,426	15,393	15,368		15,679	16,279	15,632	16,370	15,988	16,517	16,209	16,480	16,570	16,085	15,625	15,430	15,130	15,097	14,323	12,625	12,902	13,228	12,685	12,143		11,618	11,250	10,457	12,228	13,278	13,644	13,078	12,963	12,526	12,212	12,601	12,755	12,031		12,713	12,386	12,313	12,077	11,228	11,761	11,651	12,682	12,625	12,894	12,593	12,834	13,138		12,931	13,164	13,815	13,086	12,800	12,697	12,462	12,235	12,172	11,739	11,703	11,335	11,097	10,823	10,653	10,289		10,032	10,270	10,419	10,292	10,228	9,746	9,897	10,067	9,809	9,072	9,176	9,846	10,035	10,247	9,537	10,000
MSCI USA Extended Climate Action Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended Climate Action Index
Account Value	$ 15,651	15,505	15,180	14,440	13,650	13,762	14,641	14,894	14,364	14,732	14,659	14,731	13,618	14,041	13,894	13,384	12,768	13,281	12,216	12,176	11,923	11,425	10,432	10,730	11,248	11,386	10,960	$ 10,000
MSCI USA Choice ESG Screened Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Choice ESG Screened Index
Account Value	$ 23,498	23,242	22,641	21,284	19,598	19,509	20,838	21,054	20,731	21,657	21,521	21,483	20,013	20,569	20,313	19,635	18,552	19,671	17,989	17,811	17,266	16,273	14,629	14,968	15,837	15,970	15,494		14,498	14,308	14,209	13,740	14,023	13,106	13,795	12,780	11,904	13,112	13,825	12,623	13,731	13,787	15,093	14,733		15,321	16,602	16,015	16,171	15,160	15,968	15,569	15,201	14,725	14,651	13,838	13,356	12,918	13,041	12,603	11,339	11,599	11,430	11,163	10,580	$ 10,000
MSCI USA Extended ESG Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Focus Index (Spliced)
Account Value	$ 33,974	33,300	32,573	31,008	29,088	29,258	31,135	31,686	30,835	31,647	31,469	31,820	29,460	30,402	29,959	28,947	27,626	28,807	26,415	26,539	26,166	24,997	22,806	23,350	24,572	24,977	24,137		22,671	22,582	22,316	21,577	22,142	20,794	22,128	20,949	19,392	21,416	22,317	20,397	22,262	22,284	24,505	23,705		24,482	26,027	25,044	25,353	23,670	24,855	24,120	23,596	22,963	22,822	21,699	20,899	20,379	20,496	19,719	17,641	18,093	17,829	17,502	16,531		16,136	15,331	13,554	14,604	16,805	16,709	16,206	15,608	15,237	14,949	15,240	15,005	13,999		14,974	14,377	14,086	13,631	12,609	13,869	13,539	14,618	14,554	14,081	13,556	13,439	13,147		13,086	13,397	13,908	13,143	13,029	12,688	12,352	12,128	12,087	11,854	11,783	11,625	11,483	11,454	11,008	10,806	$ 10,000
MSCI USA Growth Extended ESG Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Growth Extended ESG Focus Index
MSCI USA Small Cap Extended ESG Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Small Cap Extended ESG Focus Index
Account Value	$ 19,238	18,229	17,929	17,124	16,189	16,601	17,769	18,753	18,102	19,605	17,771	17,940	17,675	17,736	16,453	16,684	15,975	17,145	16,493	15,611	16,151	14,517	13,311	14,222	15,122	15,740	14,968		13,805	14,073	14,287	14,981	15,195	13,773	14,648	14,056	12,765	14,034	14,423	13,051	14,357	14,371	15,728	15,527		15,360	16,637	16,073	16,771	16,041	16,512	16,218	16,538	16,306	16,330	15,738	15,418	14,508	13,918	12,891	11,057	10,757	11,062	10,538	10,120		9,810	9,232	8,028	10,269	11,277	11,602	11,271	10,864	10,662	10,460	10,902	10,754	10,052		10,858	10,486	10,588	10,086	9,018	10,175	9,975	11,115	11,333	10,839	10,649	10,537	9,982	$ 10,000
MSCI USA Value Extended ESG Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Value Extended ESG Focus Index
MSCI USA Extended ESG Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Leaders Index
Account Value	$ 25,161	24,801	24,145	23,074	21,331	21,296	22,653	23,184	22,782	23,515	23,377	23,621	21,916	22,632	22,555	21,752	20,749	21,737	19,903	19,857	19,421	18,607	16,881	17,313	18,230	18,312	17,699		16,596	16,434	16,271	15,638	16,018	15,040	15,996	14,991	13,971	15,347	16,144	14,910	16,102	16,211	17,740	17,095		17,684	18,849	18,086	18,393	16,816	17,685	17,156	16,665	16,235	16,104	15,306	14,639	14,192	14,308	13,791	12,428	12,781	12,564	12,308	11,821		11,627	11,042	9,821	10,652	12,141	12,039	11,699	11,288	11,083	10,894	11,006	10,802	10,141	$ 10,000
MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Climate Paris Aligned Benchmark Extended Select Index
MSCI United Kingdom Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Small Cap Index (Net)
Account Value	$ 13,960	13,925	14,368	13,762	12,654	11,804	11,948	12,155	11,876	12,245	12,142	13,122	12,871	12,698	11,678	12,134	11,295	11,460	10,881	11,084	11,313	10,356	9,260	9,989	10,489	10,925	10,303		10,173	10,721	10,169	10,503	10,578	9,726	9,793	8,805	8,183	9,547	10,632	9,804	11,183	11,307	12,093	12,426		12,927	14,112	13,200	14,116	13,927	14,928	14,309	13,887	14,545	14,138	13,306	13,062	12,340	12,434	11,341	9,687	9,820	10,383	9,639	9,225		9,239	9,032	8,038	10,797	12,177	12,666	11,718	11,269	10,605	10,119	10,391	10,718	10,489		11,268	10,747	10,813	10,409	9,365	9,897	10,300	11,355	11,597	11,772	11,811	11,906	11,944		11,532	11,402	12,126	11,706	11,219	11,178	10,977	10,448	10,566	10,124	10,358	10,153	9,399	9,252	9,040	8,838		8,649	8,460	9,156	9,079	8,929	8,443	9,843	9,567	9,440	8,819	8,912	9,870	9,976	10,058	9,631	10,000
MSCI Finland IMI 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Finland IMI 25/50 Index (Net)
Account Value	$ 18,041	17,476	17,633	16,948	16,177	15,251	15,090	14,542	13,625	13,962	14,760	15,841	15,559	14,806	14,652	15,263	14,367	14,147	14,111	14,440	14,559	13,821	12,593	13,074	13,822	14,031	14,024		13,957	15,211	15,044	15,094	15,304	14,739	14,584	13,124	12,420	13,807	14,234	13,588	14,983	14,822	15,568	15,701		17,053	18,222	17,133	18,034	17,667	19,537	19,551	18,509	18,710	18,018	16,771	16,885	17,020	16,638	16,042	13,980	14,839	15,178	14,152	13,079		12,885	11,882	10,664	12,645	13,693	13,658	13,034	13,159	12,949	12,626	12,988	13,332	12,405		13,239	13,166	13,289	13,085	12,081	12,268	12,845	14,195	14,297	14,048	13,973	14,155	14,402		13,931	14,147	13,951	13,146	13,050	13,061	13,344	13,183	13,067	12,820	12,803	12,077	11,325	10,918	10,749	10,726		10,186	10,439	11,177	10,733	10,798	10,184	10,290	10,259	10,269	9,656	10,169	10,570	10,590	10,527	9,672	10,000
MSCI All Ireland Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Ireland Capped Index (Net)
Account Value	$ 19,982	$ 19,561	$ 19,914	$ 19,135	$ 17,987	$ 17,342	$ 17,746	$ 17,568	$ 17,097	$ 17,353	$ 18,127	$ 19,802	$ 20,019	$ 19,946	$ 18,552	$ 19,866	$ 19,001	$ 19,695	$ 18,742	$ 17,807	$ 17,332	$ 16,118	$ 14,589	$ 15,354	$ 16,419	$ 16,949	$ 16,202		$ 15,274	$ 15,730	$ 15,332	$ 14,670	$ 14,499	$ 12,841	$ 12,755	$ 11,734	$ 10,475	$ 11,827	$ 11,928	$ 11,235	$ 13,072	$ 12,895	$ 13,374	$ 14,454		$ 15,183	$ 15,766	$ 14,374	$ 16,216	$ 16,008	$ 16,843	$ 15,912	$ 15,621	$ 16,360	$ 15,676	$ 15,066	$ 13,922	$ 13,222	$ 13,810	$ 12,961	$ 11,182	$ 11,029	$ 11,537	$ 10,976	$ 10,197		$ 9,961	$ 9,383	$ 8,558	$ 10,874	$ 11,933	$ 12,392	$ 11,974	$ 11,452	$ 10,850	$ 10,483	$ 10,789	$ 11,119	$ 10,777		$ 11,313	$ 10,876	$ 10,907	$ 10,451	$ 9,757	$ 10,317	$ 10,763	$ 11,689	$ 12,053	$ 12,145	$ 12,246	$ 12,419	$ 12,196		$ 11,994	$ 11,930	$ 12,622	$ 12,326	$ 11,934	$ 11,928	$ 11,881	$ 11,242	$ 11,200	$ 11,071	$ 11,134	$ 10,723	$ 10,201	$ 9,965	$ 9,791	$ 9,569		$ 9,237	$ 9,161	$ 9,630	$ 9,811	$ 9,414	$ 8,965	$ 10,193	$ 10,014	$ 10,123	$ 9,413	$ 9,526	$ 10,254	$ 10,055	$ 9,806	$ 9,509	$ 10,000